Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting
Segment Reporting

Note 24: Segment Reporting

The Company’s has one reportable segment (“Banking”) as determined by the after considering the level of information to review and the performance of various componets of the business. The Company’s Management will use the consolidated information to benchmark against similar entities to evaualte financial performance and budget to actual results. Accounting policies followed by the Company are the same used for the single segment. The one segment identified is evaluated using net income, earnings per share, return of average assets and equity. Information used for performance assessment follows. Since reported consolidated financial results are used for the performance assessment, there are no reconciling items noted from our financial reporting results published and segment reporting financial information.

	Years Ended December 31,
	2024	2023

	(In thousands)
Banking Segment
Total interest income	$39,521	$36,849
Total interest expense	14,721	11,014
Net interest income	24,800	25,835
Provision for (reversal of ) credit loss expense	299	(454)
Net Interest Income After Provision for (reversal of) Credit Losses	24,501	26,289
Noninterest income	4,460	4,054
Noninterest expense (including taxes)	21,559	21,393
Net income	7,402	8,950
Net Income (consolidated financial statement of income)	$7,402	$8,950
Total assets Banking segment	$816,656	$819,449
Total assets (consolidated balance sheets)	$816,656	$819,449